Commitments and contingencies (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Commitments and contingencies
Bank guarantees	$ 518	$ 561
Lease liability for short-term leases subject to exemption	395	686
Global Contingent Liability
Commitments and contingencies
Estimated financial effect of contingent liabilities	1,007	$ 1,670
Later than one year and not later than six years
Commitments and contingencies
Commitments	53,600
Not later than one year
Commitments and contingencies
Commitments	3,600
One to five years
Commitments and contingencies
Commitments	10,000
Withholding tax and VAT
Commitments and contingencies
Uncertain tax positions for which no provision has been made	$ 13,040